Dividends, Text Details (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) dividend $ / shares
Series C Preferred Stock
Class of Stock [Line Items]
Number of dividends declared	2
Number of quarters, dividend payments	2
Preferred stock dividends, cash paid quarterly (in USD per share) | $ / shares	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $	$ 2,299
Series D Preferred Stock
Class of Stock [Line Items]
Payments of ordinary dividends, preferred stock and preference stock | $	$ 3,198
Series A Preferred Stock
Class of Stock [Line Items]
Number of dividends declared	2
Number of quarters, dividend payments	3
Quarterly Dividend Two | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (in USD per share) | $ / shares	$ 3,784.96
Payments of ordinary dividends, preferred stock and preference stock | $	$ 379